Income Taxes (Details) - Schedule of Reconciliation between the U.S. Statutory Federal Income Tax Rate	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Reconciliation Between The USStatutory Federal Income Tax Rate Abstract
U.S. federal statutory rate	21.00%	21.00%	21.00%
US-Foreign income tax rate difference	(8.00%)	(2.00%)	(2.00%)
Other permanent items	(3.20%)	(1.10%)	(2.80%)
Change in valuation allowance	(9.80%)	(17.90%)	(16.20%)
Effective Rate